Segment	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment [Abstract]
SEGMENT
12. SEGMENTS

The Company acquired three companies between January 1, 2013 and March 31, 2014.  With each acquisition, the Company evaluated the newly-acquired company’s sources of revenues and costs of revenues.   Due to continued expansion in 2013 and 2014, the Company evaluated its recent acquisitions and their impact upon the segments structure as of March 31, 2014.  The Company has determined that its three reportable segments are applications and infrastructure, professional services, and cloud and managed services.

The Company identified its operating segments based on the services provided by its various operations and the financial information used by its chief operating decision maker to make decisions regarding the allocation of resources to and the financial performance of the operating segments.  The reporting segments represent an aggregation of individual operating segments with similar economic characteristics.  The applications and infrastructure segment is an aggregation of the operations of Tropical, RM Leasing, T N S and AWS.  The professional services segment is an aggregation of the operations of ADEX.  The cloud and managed services segment is comprised of the operations of IPC and RentVM.

In addition to the three operating segments, the Company has determined that certain costs related to the general operations of the Company cannot be reasonably allocated to each individual segment. These costs are not part of the factors that the chief operating decision maker uses to calculate gross margin.  As such, the Company has chosen to present those costs within a general “Corporate” line item for presentation purposes.

The information presented below presents various segment information as it would have been stated if the Company operated as three distinct segments as of March 31, 2014 and 2013.

Segment information relating to the Company's results of continuing operations was as follows:

(dollar amounts in thousands)	Three months ended March 31,
Revenues	2014	2013
Applications and infrastructure	$3,876	$2,029
Professional services	4,943	9,214
Cloud and managed services	5,256	-
Total	$14,075	$11,243

Operating Income (Loss) by Segment	Three months ended March 31,
	2014	2013
Applications and infrastructure	$577	$250
Professional services	(476)	504
Cloud and managed services	(1,175)	-
Corporate	(1,657)	(451)
Total	$(2,731)	$303

Total Assets by Segment
	March 31, 2014	December 31, 2013
Applications and infrastructure	$18,383	$21,341
Professional services	20,159	22,278
Cloud and managed services	38,366	-
Corporate	2,986	17,071
Total	$79,894	$60,690

Goodwill
	March 31, 2014	December 31, 2013
Applications and infrastructure	$6,596	$6,596
Professional services	10,474	10,474
Cloud and managed services	17,174	-
Total	$34,244	$17,070

Gross Profit	Three months ended March 31,
	2014	2013
Applications and infrastructure	$1,673	$1,107
Professional services	957	1,859
Cloud and managed services	1,304	-
Total	$3,934	$2,966

Interest Expense	Three months ended March 31,
	2014	2013
Applications and infrastructure	$20	$21
Professional services	1	3
Corporate	3,256	1,270
Total	$3,277	$1,294

Revenues by Segment by Geographic Region	For the Period Ended March 31, 2014
	Domestic	Foreign	Total
Applications and infrastructure	$3,085	$791	$3,876
Professional services	4,901	42	4,943
Cloud and managed services	5,256	-	5,256
Total	$13,242	$833	$14,075

Revenues by Segment by Geographic Region	For the Period Ended March 31, 2013
	Domestic	Foreign	Total
Specialty contracting services	$2,029	$-	$2,029
Telecommunications staffing services	8,742	472	9,214
Total	$10,771	$472	$11,243

Operating Income (Loss) by Segment by Region	For the Period Ended March 31, 2014
	Domestic	Foreign	Total
Applications and infrastructure	$288	$289	$577
Professional services	(480)	4	(476)
Cloud and managed services	(1,175)	-	(1,175)
Corporate	(1,657)	-	(1,657)
Total	$(3,024)	$293	$(2,731)

Operating Income (Loss) by Segment by Region	For the Period Ended March 31, 2013
	Domestic	Foreign	Total
Specialty contracting services	$250	$-	$250
Telecommunications staffing services	428	76	504
Corporate	(451)	-	(451)
Total	$227	$76	$303

Gross Profit by Segment by Region	For the Period Ended March 31, 2014
	Domestic	Foreign	Total
Applications and infrastructure	$1,334	$338	$1,672
Professional services	949	9	958
Cloud and managed services	1,304	-	1,304
Total	$3,587	$347	$3,934

Gross Profit by Segment by Region	For the Period Ended March 31, 2013
	Domestic	Foreign	Total
Specialty contracting services	$1,107	$-	$1,107
Telecommunications staffing services	1,769	90	1,859
Total	$2,876	$90	$2,966

16.	SEGMENT INFORMATION

The Company acquired six companies between January 1, 2012 and December 31, 2013.  With each acquisition, the Company evaluated the newly-acquired company’s sources of revenues and costs of revenues.  The Company assessed each individual subsidiary's gross margin and determined that one distinct operating segment existed as of December 31, 2012.  Due to continued expansion in 2013, the Company evaluated its recent acquisitions and their impact upon the segments structure as of December 31, 2013.  The Company has determined that its two reportable segments are specialty contracting services and telecommunications staffing services.

The Company identified its operating segments based on the services provided by its various operations and the financial information used by its chief operating decision maker to make decisions regarding the allocation of resources to and the financial performance of the operating segments.  The reporting segments represent an aggregation of individual operating segments with similar economic characteristics.  The specialty contracting services segment is an aggregation of the operations of Tropical, RM Leasing, T N S and AWS.  The telecommunications staffing services segment is an aggregation of the operations of ADEX.

In addition to the two operating segments, the Company has determined that certain costs related to the general operations of the Company cannot be reasonably allocated to each individual segment. These costs are not part of the factors that the chief operating decision maker uses to calculate gross margin.  As such, the Company has chosen to present those costs within a general “Corporate” line item for presentation purposes.

The information presented below presents various segment information as it would have been stated if the Company operated as two distinct segments as of December 31, 2013 and 2012.

Segment information relating to the Company's results of continuing operations was as follows:

	Year ended December 31,
	2013		2012
Revenue by Segment
Specialty contracting services		$18,224,317		$6,513,763
Telecommunication staffing services		33,183,227		10,575,786
Total	$51,407,544		$17,089,549

Operating Income (Loss) by Segment
Specialty contracting services		$2,427,369		$(699,459)
Telecommunication staffing services		1,069,808		820,375
Corporate		(9,837,945)		(2,929,373)
Total		$(6,340,768)		$(2,808,457)

Total Assets by Segment
Specialty contracting services		$21,341,243		$16,933,296
Telecommunication staffing services		22,277,926		23,809,382
Corporate		17,070,887		2,573,586
Total		$60,690,056		$43,316,264

Gross Profit
Specialty contracting services		$7,253,636		$2,784,764
Telecommunication staffing services		6,873,864		2,336,570
Total		$14,127,500		$5,121,334

	Year ended December 31, 2013
	Domestic	Foreign	Total
Revenues by Segment by Geographic Region
Specialty contracting services	$15,324,300	$2,900,017	$18,224,317
Telecommunication staffing services	32,004,663	1,178,564	33,183,227
Total	$47,328,963	$4,078,581	$51,407,544

	Year ended December 31, 2012
	Domestic	Foreign	Total
Revenues by Segment by Geographic Region
Specialty contracting services	$6,513,763	$-	$6,513,763
Telecommunication staffing services	9,688,861	886,925	10,575,786
Total	$16,202,624	$886,925	$17,089,549

	Year ended December 31, 2013
	Domestic	Foreign	Total
Operating Income (Loss) by Segment by Geographic Region
Specialty contracting services	$1,509,090	$918,279	$2,427,369
Telecommunication staffing services	880,695	189,113	1,069,808
Corporate	(9,837,945)	-	(9,837,945)
Total	$(7,448,160)	$1,107,392	$(6,340,768)

	Year ended December 31, 2012
	Domestic	Foreign	Total
Operating Income (Loss) by Segment by Geographic Region
Specialty contracting services	$(699,459)	$-	$(699,459)
Telecommunication staffing services	605,232	215,143	820,375
Corporate	(2,929,373)	-	(2,929,373)
Total	$(3,023,600)	$215,143	$(2,808,457)

	Year ended December 31, 2013
	Domestic	Foreign	Total
Gross Profit by Segment by Geographic Region
Specialty contracting services	$6,175,755	$1,077,881	$7,253,636
Telecommunication staffing services	6,649,557	224,307	6,873,864
Total	$12,825,312	$1,302,188	$14,127,500

	Year ended December 31, 2012
	Domestic	Foreign	Total
Gross Profit by Segment by Geographic Region
Specialty contracting services	$2,784,764	$-	$2,784,764
Telecommunication staffing services	2,095,567	241,003	2,336,570
Total	$4,880,331	$241,003	$5,121,334

For the year ended December 31, 2013, revenues from the largest customer of the specialty contracting services and telecommunications staffing services segments was $3.8 million and $21.1 million, respectively, which represented 7% and 41%, respectively, of the Company’s consolidated revenue.